UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09541
                                   -----------

 Ameriprime Advisors Trust
--------------------------------------------------
(Exact name of registrant as specified in charter)

431 N. Pennsylvania Street, Indianapolis, IN      46204
-------------------------------------------------------
(Address of principal executive offices)      (Zip code)

Lynn Wood
---------
Unified Fund Services, Inc.
---------------------------
431 N. Pennsylvania St.
-----------------------
Indianapolis, IN 46204
----------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000
Date of fiscal year end:   07/31
                           -----

Date of reporting period:  07/31/04
                          ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.






                 ==============================================
                                 Polynous Growth
                                      Fund
                 ==============================================












                                  Annual Report

                                  July 31, 2004








                                  Fund Advisor:

                        Polynous Capital Management, Inc.
                           One Pine Street, Suite 2208
                             San Francisco, CA 94111



                                 (415) 956-3384

SUMMARY OF ANNUAL PERIOD AUGUST 1, 2003 THROUGH JULY 31, 2004
-------------------------------------------------------------

Dear Shareholder,

The Polynous Growth Fund's latest fiscal year resulted in roughly flat performance for its shareholders as the Fund was relatively conservative in its investing activities during most of the period. Please refer to the management discussion in the following section for a commentary on the Fund's performance as this shareholder letter will contain more general commentary on overall economic and stock market conditions.

The overall stock market did, however, have much more positive performance than the Fund during the full fiscal year but the overall performance was a combination of very positive performance in the first half of the period and negative performance in the second half of the period. After the strong upward momentum in the first half of the period due to significant economic stimulus and the anticipation of resumed economic growth, the second half of the period has been affected by sluggish employment growth and concerns about the economy slowing once again.

Aside from concerns about the state of economic growth within the U.S., there have also been a variety of concerns related to global macroeconomic events. The three main areas of concern are the sustainability of China's economic growth, the persistently sluggish economic activity in Europe, and the significant upward spike in energy prices. Comments on all three areas will be made in the following.

China over the last six months has gone from very rapid and essentially out of control growth to a significant slamming of the brakes. Edicts are suddenly issued forth from Beijing to not unload ships filled with raw materials, to not issue any more loans, or to stop construction on certain types of industrial plants and real estate development projects. Compliance with the edicts is often hit or miss which also continues to exacerbate the imbalances in their economy. While on one hand, most of the developed world complains about the effects of inexpensive goods imported from China affecting their economies and a lot of the developing world complains about the inexpensive Chinese goods affecting the competitiveness of their own exports, the sad reality for China from all of this frenetic activity is that the country is not even generating a balance of payments surplus. The strong current growth being reported by the country seems to be mainly to support a large need for employment by a rapidly urbanizing population and to support endemic corruption focusing on siphoning off a portion of all the burgeoning economic activity.

The potential economic instability in China may be seen from a fairly simple set of data which is that GDP growth was roughly 20 percent in the past year and that capital spending was roughly 50 percent of total GDP. Sounds very impressive at first glance unless one knows that typical capital spending ratios for a developing economy are usually around 25 to 30 percent of GDP and only 15 to 20 percent of GDP for a developed economy. Essentially, if capital spending ratios return to more normalized - and controlled levels - the Chinese economy would have flat to negative GDP growth. If such adjustments only affected China, such events might be merely items for an interesting discussion but one other interesting aspect of China flooding the world with their underpriced goods is that they recycle their export revenues into U.S. Treasury Bonds. Such large demand for dollars to continue purchasing U.S. Treasury Bonds keeps the value of the U.S. dollar at somewhat artificially high levels thereby affecting the competitiveness of U.S. exports which further inflates the U.S. trade deficit and also artificially affects global trade flows.

The economic imbalances created by the China investment boom will of course end at some point and the effects could be far reaching. If China begins to liquidate its holdings of U.S. Treasury securities, then I believe U.S. domestic interest rates will likely increase by up to roughly one-half to one percent. While such an increase does not sound that significant, it is actually a ten to 20 percent increase in interest costs in our current low interest rate environment. Such liquidations would also affect the value of the dollar which, ironically, given that China pegs its currency to the dollar would only result in even more underpriced Chinese exports flooding the world. While a less expensive dollar will also theoretically make U.S. exports more competitive, another negative imbalance which will also be described below is that such currency fluctuation will also further depress the demand for European exports. The unfortunate end result of such an unwinding of economic imbalances is also conceivably an endless cycle of "beggar thy neighbor" trade wars where all global economies are depressed for some period of time.

As mentioned above, the current events globally are already part of the cause of the persistent sluggishness of the European economies. Another self-inflicted cause of such sluggishness, however, are internal policies within Europe which raise the cost of doing business and depress overall economic activity. If such conditions were merely a European problem then they may be of less concern but with the U.S. balance of payments deficit being roughly five percent of U.S. GDP, the U.S. really needs a strong economic environment in Europe to create more balance in U.S. economic conditions. Unfortunately, I do not see much progress in the chronic sluggishness of European economies in the near-term and apparently neither do a lot of other investors given our own sluggish stock market environment for most of 2004.

The other weighty factor in the current environment is the unprecedented high energy prices. The recent price of oil came very close to reaching $50 per barrel which is roughly double the long term average for the last 15 years of approximately $20 to $25 per barrel. The various factors affecting oil prices currently are all well known, i.e., instability in Iraq, tax disputes with the principal Russian oil company Yukos, and greater than average demand growth for energy from China and other rapidly growing Asian economies, but what is not well known are the outcomes of such issues. Energy prices have a well-known history, however, of boom and bust behavior - and of speculators chasing price spikes which is probably a contributing factor in a world that now has supposedly over 10,000 hedge funds - and so I would predict that energy prices will probably be much lower in the next six to twelve months. In the interim, however, each additional upward spike causes even more short-term gyrations in our current stock market environment.

As if all of the macroeconomic concerns were not already enough of a potential problem for our current stock market environment, one other weighty factor is now the outlook for technology companies. Earlier this year there was great optimism once again for the technology sector as many companies were announcing very rapid order growth in the first quarter of 2004. The order growth, although exciting, didn't actually make much sense, however, as it was clear to me that ten to 20 percent sequential order growth in an economic environment growing three to five percent sequentially, was not sustainable.

For myself, however, whose emphasis on company fundamentals and overall economic analysis results in attempting to understand deeper trends behind the broader statistics, the reality of what was happening was actually pretty obvious. After the sluggish economic conditions of 2003, most companies started 2004 with very low inventories and very tight supply chains in terms of their vendors' ability to rapidly fill new orders. The apparently impressive growth of many technology companies in the first quarter was largely inventory restocking as end users of technology related components desired to avoid situations where they could not ship products worth $50 to $500,000 in revenues for themselves due to shortages of $0.50 to $50 components.

Now that there is currently a pause in such inventory accumulation, however; investor sentiment seems to have swung back to the opinion that the technology recovery is now over. The good news about what has happened so far this year in the technology sector in my opinion is that companies' information systems are now much more sophisticated than they were during the internet bubble of 1999 and 2000 and that any inventory imbalances are being corrected probably in only one quarter instead of over a two year period which occurred during 2001 and 2002. As such, I would expect attractive unit growth to resume in the technology sector by the fourth quarter of 2004 and hopefully such trends will also result in more confidence about such a prominent sector in the stock market.

You may also note in the schedule of investments section of this annual report that the Fund is now once again fairly heavily invested in technology sector companies. This allocation to technology companies did affect the Fund's performance negatively in July which was the last month of the Fund's fiscal year. At that point, when the Fund began being more heavily invested in the technology sector after many companies had already declined between 25 to 50 percent from highs reached earlier in the year, other investors were still selling such stocks even after the valuations of many of such companies had reached levels that were last seen eight to ten years ago. While it is sometimes difficult to pick the exact low for any individual stock, my experience is that if my fundamental analysis is correct, then being early for the next upcycle is usually a very rewarding strategy.

The risks to such a strategy were at least suggested, however, in the early parts of this letter which are the lingering effects of sluggish employment growth and concerns about the sustainability of overall economic growth. Amidst all of such concerns, however, the U.S. is experiencing positive real economic growth of approximately three to four percent which is in line with historical experience in most economic expansions. The environment also has very low inflation relative to historical norms and still has extremely low interest rates. These positive attributes seem to be ignored in a stock market environment that seems to gyrate daily based on that day's news or statistics, but that will not happen for much longer if the economy does continue to grow. As such, as both the Fund's manager and a significant shareholder myself, I am quite happy to be almost fully invested in the Fund once again given the current valuations in the stock market and the positive attributes in the current environment. As mentioned in earlier parts of this letter, however, I am also keeping a vigilant eye on much broader global trends in case the Fund should be positioned more conservatively.

                                                                    Yours truly,

                                                       Kevin L. Wenck, President

MANAGEMENT DISCUSSION & Analysis
--------------------------------


                                                                AVERAGE ANNUAL
                                                 5 YEAR          RETURN SINCE
                                  1 YEAR      AVERAGE ANNUAL       INCEPTION
     FUND/INDEX                TOTAL RETURN      RETURN          AUGUST 12, 1996
     ---------------------------------------------------------------------------
     Polynous Growth Fund
     (after deduction of sales
      load)                       1.95%           -0.62%               0.58%
     S&P 500 Index               13.15%           -2.25%               8.16%
     Russell 2000 Index          17.06%            6.54%               8.17%



As noted in the accompanying table, the Fund (after accounting for a sales charge of 4.5 percent) declined 2.6 percent during the latest annual period. This below average performance is from a combination of having been somewhat conservatively invested during the early part of the annual period given overall macroeconomic and stock market concerns, from being significantly underweighted in energy stocks that have been leading performing stocks in 2004, and from becoming reinvested much more heavily in technology stocks during the latter part of the fiscal year while such stocks were still declining in price.

As the stock market events of 2004 have played out year-to-date, the decision to have been more conservatively invested earlier in the fiscal year, although early from a timing perspective, was probably also appropriate given our subsequently correct assessment of potential economic concerns in what had become a fairly speculative and frothy stock market environment. The decision to have practically no investments in energy companies was a difficult one but is in line with the fundamental principles of the fund. Essentially, the Fund is likely to participate in trends that are projected to persist over a two to three year period but unlikely to participate in much shorter term trends due to their lack of sustainability. Although future price movements in energy markets will of course only be known over time, we believe the current price spikes in actual energy prices, and the positive performance of energy stocks in 2004, are almost entirely attributable to short term events that have already been mentioned in the shareholder letter. The possibly early investments in the technology sector will be a strategy that also of course will only be determined as being appropriate over some period of time. Unit growth of technology oriented products is still very high at approximately 20 to 25 percent annually, however, and so at this point the very attractive valuation of technology stocks makes it appear that such an allocation to the technology sector will be an appropriate investment strategy.


                          GROWTH OF $10,000 INVESTMENT

                                [GRAPH OMITTED]

                 Polynous      S&P        Russell
                 ($9,993)   ($18,695)    ($18,700)

    8/12/1996    9,546.54   10,000.00    10,000.00
    7/31/1997   11,435.83   14,609.87    12,871.26
    7/31/1998   11,257.75   17,426.23    13,169.17
    7/31/1999   10,308.28   20,947.64    14,145.12
    7/31/2000    8,789.26   22,826.70    16,092.65
    7/31/2001    9,677.74   19,557.19    15,817.37
    7/31/2002    5,693.91   14,934.06    12,976.59
    7/31/2003    9,801.94   16,522.63    15,974.92
    7/31/2004    9,993.01   18,694.56    18,700.44

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the S&P 500 Index and the Russell 2000 Index on August 12, 1996 (inception of the Fund) and held through July 31, 2004. The S&P 500 Index and the Russell 2000 Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Polynous Growth Fund portfolio. The Indices' returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the indices plus the reinvestment of dividends. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS.


The views expressed are those of the author. Views expressed are subject to change based on market and other conditions. This report contains forward-looking statements, and actual results may differ materially from those projected in such statements.

For a prospectus and more information, including charges and expenses, call toll free 1-800-528-8069. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Polynous Securities, LLC.
One Pine Street, Suite 2208
San Francisco, CA 94111
Member NASD, SIPC

FUND HOLDINGS - (UNAUDITED)


          POLYNOUS GROWTH FUND PORTFOLIO ANALYSIS AS OF JULY 31, 20041



                                [CHART OMITTED]


                                                                  Liabilities
                                                                  in excess of
        Small-Cap    Mid-Cap    Other     Private    Short-Term  cash and other
        Companies   Companies Companies2 Placements  Investments     assets
        -----------------------------------------------------------------------
            48.62%     27.74%    17.95%     0.11%        5.51%         0.08%


        1As a percent of net assets
        2U.S. companies below $50 million and above $5 billion.

The Fund invests in the equity securities of U.S. companies with total market capitalization at the time of purchase of between $50 million and $5 billion and which are typically described as small-capitalization and mid-capitalization companies.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2004 to July 31, 2004.

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------- -------------------- -------------------------- --------------------------
      POLYNOUS GROWTH FUND          BEGINNING ACCOUNT        ENDING ACCOUNT          EXPENSES PAID DURING
                                          VALUE                   VALUE                     PERIOD*
                                    JANUARY 31, 2004          JULY 31, 2004          JANUARY 31 - JULY 31,
                                                                                             2004
---------------------------------- -------------------- -------------------------- --------------------------
Actual                                  $1,000.00                $901.72                     $8.98
(-9.83% return)
---------------------------------- -------------------- -------------------------- --------------------------
Hypothetical                            $1,000.00               $1,015.42                    $9.52
(5% return before expenses)
---------------------------------- -------------------- -------------------------- --------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

POLYNOUS GROWTH FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2004


COMMON STOCKS - 97.16%                                             SHARES             VALUE
                                                                ------------     ---------------

DRAWING & INSULATING OF NONFERROUS WIRE - 1.84%
Optical Cable Corp. (a)                                              32,400         $   137,376
                                                                                 ---------------

ELECTRONIC COMPONENTS - 2.71%
Advanced Energy Industries, Inc. (a)                                 13,400             132,124
Innovex, Inc. (a)                                                    19,200              70,080
                                                                                 ---------------
                                                                                        202,204
                                                                                 ---------------

GOLD AND SILVER ORES - 2.32%
Goldcorp, Inc.                                                       15,000             172,650
                                                                                 ---------------

HOSPITAL & MEDICAL SERVICE PLANS - 2.99%
Anthem, Inc. (a)                                                      2,700             222,669
                                                                                 ---------------

IN VITRO & IN VIVO DIAGNOSTIC SUBSTANCES - 2.59%
Meridian Bioscience, Inc.                                            16,224             192,903
                                                                                 ---------------

NATIONAL COMMERCIAL BANKS - 9.87%
First Commonwealth Financial Corp.                                   14,800             189,292
Sky Financial Group, Inc.                                             7,900             184,465
Susquehanna Bancshares, Inc.                                          7,400             172,198
United Security Bancshares                                            7,822             189,762
                                                                                 ---------------
                                                                                        735,717
                                                                                 ---------------

OPERATIVE BUILDERS - 1.48%
D.R. Horton, Inc.                                                     4,000             110,520
                                                                                 ---------------

OPTICAL INSTRUMENTS & LENSES - 1.31%
Meade Instruments Corp. (a)                                          28,900              97,971
                                                                                 ---------------

PHARMACEUTICAL PREPARATIONS - 1.70%
Adolor Corp. (a)                                                     11,900             126,735
                                                                                 ---------------

PRINTED CIRCUIT BOARDS - 2.51%
Flextronics International Ltd. (a)                                   14,900             187,293
                                                                                 ---------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 1.37%
RELM Wireless Corporation (a)                                        49,900             102,295
                                                                                 ---------------


See accompanying notes which are an integral part of the financial statements.

POLYNOUS GROWTH FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2004 - CONTINUED


COMMON STOCKS - 97.16% - CONTINUED                                  SHARES             VALUE
                                                                ------------     ---------------

RETAIL - APPAREL & ACCESSORY STORES - 6.06%
Hot Topic, Inc. (a)                                                   4,100            $ 65,272
Jos. A. Bank Clothiers, Inc. (a)                                      6,000             184,380
Pacific Sunwear of California, Inc. (a)                               9,900             201,960
                                                                                 ---------------
                                                                                        451,612
                                                                                 ---------------

RETAIL - COMPUTER & COMPUTER SOFTWARE STORES - 1.67%
GameStop Corp. (a)                                                    8,100             124,740
                                                                                 ---------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 3.00%
Omnicare, Inc.                                                        7,900             223,333
                                                                                 ---------------

RETAIL - FAMILY CLOTHING STORES - 1.84%
Children's Place Retail Stores, Inc. (a)                              6,700             137,350
                                                                                 ---------------

RETAIL - JEWELRY STORES - 1.34%
Friedmans, Inc. (a)                                                  26,900              99,530
                                                                                 ---------------

SAVINGS INSTITUTION, FEDERALLY CHARTERED - 3.04%
Sovereign Bancorp, Inc.                                              10,400             226,408
                                                                                 ---------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 2.51%
Independence Community Bank Corp.                                     5,000             186,700
                                                                                 ---------------

SEMICONDUCTORS & RELATED DEVICES - 25.73%
Agere Systems, Inc. - Class A (a)                                   150,600             186,744
Applied Films Corp. (a)                                              10,000             186,500
Applied Micro Circuits Corp. (a)                                     30,300             109,080
Conexant Systems, Inc. (a)                                           90,000             143,100
Cypress Semiconductor Corp. (a)                                      15,500             175,770
Intersil Holding Corp.                                                8,200             150,634
Linear Technology Corp.                                               4,900             191,590
MEMC Electronic Materials, Inc. (a)                                  21,100             191,799
Microchip Technology, Inc.                                            6,900             199,893
Omnivision Technologies, Inc. (a)                                    16,300             192,014
Sirf Technology Holdings, Inc. (a)                                   17,000             190,230
                                                                                 ---------------
                                                                                      1,917,354
                                                                                 ---------------

SERVICES - ENGINEERING SERVICES - 2.62%
Tetra Tech, Inc. (a)                                                 12,100             195,294
                                                                                 ---------------



See accompanying notes which are an integral part of the financial statements.

POLYNOUS GROWTH FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2004 - CONTINUED



COMMON STOCKS - 97.16% - CONTINUED                                 SHARES             VALUE
                                                                ------------     ---------------

SERVICES - GENERAL MEDICAL & SURGICAL HOSPITALS - 2.34%
Health Management Associates, Inc.                                    8,700           $ 174,522
                                                                                 ---------------

SERVICES - PREPACKAGED SOFTWARE - 5.87%
Concord Communications, Inc. (a)                                      8,820              81,585
Magma Design Automation, Inc. (a)                                    10,900             193,475
Vignette Corp. (a)                                                  113,600             162,448
                                                                                 ---------------
                                                                                        437,508
                                                                                 ---------------

SERVICES - PREPACKED SOFTWARE - 2.59%
Micromuse, Inc. (a)                                                  42,900             193,050
                                                                                 ---------------

SERVICES - VIDEO TAPE RENTAL - 2.41%
Hollywood Entertainment Corp. (a)                                    13,900             179,449
                                                                                 ---------------


STATE COMMERCIAL BANKS - 5.45%
Provident Bankshares Corp.                                            6,800             203,252
S&T Bancorp, Inc.                                                     6,100             202,947
                                                                                 ---------------
                                                                                        406,199
                                                                                 ---------------

TOTAL COMMON STOCKS (Cost $8,417,569)                                                 7,241,382
                                                                                 ---------------

PRIVATE PLACEMENTS - 0.11%
Gene Logic Escrow Holding (a) (b)                                     1,250               8,040
                                                                                 ---------------

TOTAL PRIVATE PLACEMENTS (Cost $5,000)                                                    8,040
                                                                                 ---------------

MONEY MARKET SECURITIES - 5.67%
First American Treasury - Class A, 0.59%, (c)                        51,893              51,893
Huntington Money Market Fund - Investment A, .21%, (c)              371,000             371,000
                                                                                 ---------------

TOTAL MONEY MARKET SECURITIES (COST $422,893)                                           422,893
                                                                                 ---------------

TOTAL INVESTMENTS (COST $8,845,462) - 102.94%                                      $  7,672,315
                                                                                 ---------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (2.94%)                               (219,273)
                                                                                 ---------------

TOTAL NET ASSETS - 100.00%                                                         $  7,453,042
                                                                                 ===============


(a) Non-income producing.
(b) Restricted (Note 4)
(c) Variable rate security; the coupon rate shown represents the rate at July 31, 2004.




See accompanying notes which are an integral part of the financial statements.

POLYNOUS GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2004


ASSETS
Investments in securities, at value (cost $8,845,462)                  $ 7,672,315
Interest receivable                                                            103
Dividends receivable                                                         5,913
Receivable from advisor                                                      9,488
                                                                 ------------------
     TOTAL ASSETS                                                        7,687,819
                                                                 ------------------

LIABILITIES
Payable for investments purchased                                          211,741
Payable for fund shares redeemed                                               891
Accrued expenses                                                            14,448
Accrued administration fees                                                  2,500
Accrued transfer agent fees                                                  1,837
Accrued 12b-1 fees                                                           1,574
Accrued fund accounting fees                                                 1,500
Accrued trustee fees                                                           286
                                                                 ------------------
     TOTAL LIABILITIES                                                     234,777
                                                                 ------------------

NET ASSETS                                                             $ 7,453,042
                                                                 ==================

NET ASSETS CONSIST OF:
Paid in capital                                                       $ 12,999,744
Accumulated net realized (loss) on investments                          (4,373,555)
Net unrealized (depreciation) on investments                            (1,173,147)
                                                                 ------------------

NET ASSETS                                                             $ 7,453,042
                                                                 ==================

SHARES OUTSTANDING                                                         712,429
                                                                 ==================

Net asset value per share ($7,453,042 / 712,429)                           $ 10.46
                                                                 ==================

Offering price per share ($10.46 / 0.955) (a)                              $ 10.95
                                                                 ==================

Redemption price per share ($10.46 x 0.99) (Note 9)                        $ 10.36
                                                                 ==================


(a) reflects maximum sales charge (load) on purchases of 4.50%




See accompanying notes which are an integral part of the financial statements.

POLYNOUS GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2004



INVESTMENT INCOME
Dividend income                                                             $ 34,321
Interest income                                                               10,032
Miscellaneous income                                                              29
                                                                      ---------------
  TOTAL INCOME                                                                44,382
                                                                      ---------------

EXPENSES
Investment advisor fee                                                        76,376
12b-1 fee                                                                     19,036
Administration expenses                                                       29,583
Transfer agent expenses                                                       24,521
Fund accounting expenses                                                      18,000
Auditing expenses                                                             12,271
Legal expenses                                                                 9,662
Registration expenses                                                          3,983
Custodian expenses                                                             8,896
Printing expenses                                                              4,500
Trustee expenses                                                               2,919
Miscellaneous expenses                                                         1,302
Pricing expenses                                                               3,768
Insurance expenses                                                               844
                                                                      ---------------
  TOTAL EXPENSES                                                             215,661
Reimbursed expenses                                                          (71,112)
                                                                      ---------------
Total operating expenses                                                     144,549
                                                                      ---------------
NET INVESTMENT (LOSS)                                                       (100,167)
                                                                      ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                 1,757,449
Change in unrealized appreciation (depreciation)
   on investment securities                                               (1,542,545)
                                                                      ---------------
Net realized and unrealized gain (loss) on investment securities             214,904
                                                                      ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 114,737
                                                                      ===============



See accompanying notes as an integral part of the financial statements.

POLYNOUS GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                  YEAR ENDED                YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                JULY 31, 2004             JULY 31, 2003
                                                               ------------------        ------------------
OPERATIONS
  Net investment (loss)                                               $ (100,167)                 $ (2,884)
  Net realized gain (loss) on investment securities                    1,757,449                  (662,516)
  Change in net unrealized appreciation (depreciation)                (1,542,545)                3,827,659
                                                               ------------------        ------------------
  Net increase in net assets resulting from operations                   114,737                 3,162,259
                                                               ------------------        ------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                            1,036,531                 2,229,207
  Reinvestment of distributions                                                -                         -
  Amount paid for shares repurchased                                  (1,934,811)               (1,303,253)
                                                               ------------------        ------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                            (898,280)                  925,954
                                                               ------------------        ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (783,543)                4,088,213
                                                               ------------------        ------------------

NET ASSETS
  Beginning of period                                                  8,236,585                 4,148,372
                                                               ------------------        ------------------
  End of period                                                      $ 7,453,042               $ 8,236,585
                                                               ==================        ==================

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                             95,742                   262,953
  Shares repurchased                                                    (185,886)                 (156,173)
                                                               ------------------        ------------------

  Net increase (decrease) from capital transactions                      (90,144)                  106,780
                                                               ==================        ==================



See accompanying notes which are an integral part of the financial statements.

POLYNOUS GROWTH FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING DURING THE PERIOD


                                         YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED        YEAR ENDED
                                        JULY 31, 2004    JULY 31, 2003   JULY 30, 2002   JULY 30, 2001     JULY 30, 2000
                                        -------------- ---------------- ---------------- ---------------  ----------------

SELECTED PER SHARE DATA
Net asset value, beginning of period          $ 10.26          $ 5.96          $ 10.13          $ 9.20           $ 10.79
                                        --------------- --------------- ---------------- ---------------  ----------------
Income from investment operations
  Net investment income (loss)                  (0.14)           0.00            (0.15)          (0.01)            (0.12)
  Net realized and unrealized gain (loss)        0.34            4.30            (4.02)           0.94             (1.47)
                                        --------------- --------------- ---------------- ---------------  ----------------
Total from investment operations                 0.20            4.30            (4.17)           0.93             (1.59)
                                        --------------- --------------- ---------------- ---------------  ----------------

Net asset value, end of period                $ 10.46         $ 10.26           $ 5.96         $ 10.13            $ 9.20
                                        =============== =============== ================ ===============  ================

TOTAL RETURN (a)                                1.95%          72.15%           (41.16)%        10.09%            (14.74)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)               $ 7,453         $ 8,237          $ 4,148         $ 7,631           $ 7,593
Ratio of expenses to average net assets         1.90%           1.90%            1.90%           1.90%             1.90%
Ratio of expenses to average net assets
   before waiver & reimbursement                2.89%           3.44%            3.17%           4.42%             4.09%
Ratio of net investment income (loss) to
   average net assets                          (1.32)%         (0.05)%          (1.57)%         (0.12)%           (0.95)%
Ratio of net investment income (loss) to
   average net assets before waiver &
   reimbursement                               (2.31)%         (1.60)%          (2.83)%         (2.64)%           (3.14)%
Portfolio turnover rate                        418.73%         194.90%          405.11%         494.19%           261.88%



(a)  Total return calculation does not reflect load.



See accompanying notes which are an integral part of the financial statements.

                            THE POLYNOUS GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JULY 31, 2004

NOTE 1. ORGANIZATION

The Polynous Growth Fund ("the Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on February 8, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement & Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series. On March 30, 2001, the Fund acquired all of the assets and assumed all of the liabilities of the Polynous Growth Fund, a series of the Polynous Trust, in a tax-free organization. The investment objective of the Fund is long-term capital appreciation. The Advisor to the Fund is Polynous Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund's policy is to continue to comply with the requirements of Sub-Chapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions - The Fund will distribute substantially all of its net investment income in December, and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

                            THE POLYNOUS GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 2004 - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Discounts and premiums on securities purchased are amortized over the life of the respective securities. Accounting principles generally accepted in the United States require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Polynous Capital Management, Inc. is the Fund's Advisor. The Advisor is a California corporation established in May 1996. Kevin L. Wenck is the president, sole board member and sole shareholder of the Advisor, and is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% on net assets of $100 million and below; 0.75% on the next $150 million; 0.60% on the next $250 million; 0.50% on the next $500 million; and 0.40% on all net assets
amounts  above  $1  billion.   The  Advisor  earned  fees  of  $76,376,   before
reimbursement, from the Fund for the fiscal year ended July 31, 2004. The Advisor has contractually agreed to reduce some, or all, of its management fees and/or reimburse Fund expenses to keep total annual operating expenses at or below 1.90% through November 30, 2004. For the year ended July 31, 2004, the Advisor was obligated to waive and/or reimburse Fund expenses of $71,112, of which $9,488 was a receivable, from the Advisor, at year-end. Any operating expenses of the Fund reimbursed by the Advisor are subject to recoupment in the first three fiscal years following the year in which reimbursement occurred, if the total expenses of the Fund for such years (after recoupment) do not exceed 1.90% of the average daily net assets of the Fund. The amounts available to be potentially recouped by the Advisor are listed in the table below:

  -------------------------------------- ------------------------------------
               July 31, 2002                            85,385
  -------------------------------------- ------------------------------------
               July 31, 2003                            84,944
  -------------------------------------- ------------------------------------
               July 31,2004                             71,112
  -------------------------------------- ------------------------------------


The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average daily net assets up to $50 million, 0.07% of the Fund's average daily net assets from $50 million to $100 million, and 0.05% of the Fund's average daily net assets over $100 million (subject to a minimum fee of $2,500 per month). For the year ended July 31, 2004, Unified earned fees of $29,583 from the Fund for administrative services provided to the Fund.

The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified earned a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $900). For the year ended July 31, 2004, Unified earned fees of $24,521 from the Fund for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, and 0.03% of the Fund's assets over $100 million (subject to a minimum of $1,667 per month). For the year ended July 31, 2004, Unified earned fees of $18,000 from the Fund for fund accounting services provided to the Fund. For the year ended July 31, 2004, the Fund paid $2,919 for Trustee fees and expenses. Certain Trustees and the officers of the Trust are employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

                            THE POLYNOUS GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 2004 - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Polynous Securities, LLC (the "Distributor"), an affiliate of the Advisor, serves as principal underwriter for the Fund. Under the terms of the Underwriting Agreement between the Trust and the Distributor, the Distributor earned $3,542 from underwriting and broker commissions on the sale of shares of the Fund during the year ended July 31, 2004. Kevin L. Wenck may be deemed to be an affiliate of the Distributor. The Fund has adopted a distribution plan in accordance to Rule 12b-1 under the Investment Company Act of 1940 under which the Fund will pay a distribution fee at a rate of .25% per annum of the average daily net assets to reimburse the Distributor for expenses in distributing shares and promoting sales of the Fund. For the year ended July 31, 2004, the Fund paid the Distributor $19,036 for distribution costs incurred.

NOTE 4.  RESTRICTED SECURITIES

The investment in 1,250 shares of Gene Logic, Inc. is a result of an acquisition of a previous stock held by the Fund, TherImmune Research Corporation. The acquisition was completed on April 1, 2003. The Gene Logic shares are not registered under the Securities Act currently and are subject to restrictions for resale. Limitations on the resale of such securities may have an adverse effect on their marketability. Gene Logic has taken steps to register these shares, but it is unknown when the registration will be effective. The Gene Logic shares have been valued at $6.43 per share (the last quoted sales price as of July 31, 2004), in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

NOTE 5.  INVESTMENTS

For the year ended July 31, 2004, purchases and sales of investment securities, other than short-term investments, aggregated $27,426,878, and $23,250,000, respectively. As of July 31, 2004, the gross unrealized appreciation for all securities totaled $189,117 and the gross unrealized depreciation for all securities totaled $1,368,818 for a net unrealized depreciation, for federal income tax purposes, of $1,179,701. The aggregate cost of securities for federal income tax purposes at July 31, 2004 was $8,852,016. The difference between book cost and tax cost consists of wash sales in the amount of $6,554.

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 NOTE 7. FUND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2004, Delaware Charter Guarantee & Trust, for the benefit of others, owned in aggregate 30.78% of the Fund, and thus may be deemed to control the Fund.

NOTE 8. FEDERAL INCOME TAXES

At July 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $4,765,603, of which $2,501,583 expires in 2008, $1,539,782 expires in 2009 and $724,238 expires in 2011. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

                            THE POLYNOUS GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 2004 - CONTINUED

NOTE 9. CONTINGENT DEFERRED SALES CHARGE

There is no initial sales charge on purchase of shares of $500,000 or more; however, the dealer receives 1.00% fee from the Distributor and a contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions of such shares within 12 months of purchase, based on the lower of the shares' cost or current net asset value. In addition, shares purchased by certain investors investing $500,000 or more that have made arrangements with the Distributor, are not subject to any charge. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. No CDSC charge is imposed on the redemption of shares acquired through reinvestment of income dividends or capital gains distributions. The Distributor receives the entire amount of the CDSC to defray its expense in providing certain distribution-related services to the Fund, including payment of sales commissions to selling dealers or qualifying financial institutions, as described above.

NOTE 10. DISTRIBUTION TO SHAREHOLDERS

There were no capital gain or income distributions for the years ended 2003 and 2004.

As of July 31, 2004, the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income / (accumulated losses)          $         -
Undistributed long-term capital gain / (accumulated losses)    (4,367,001)
Unrealized appreciation / (depreciation)                       (1,179,701)
                                                              ------------
                                                              $(5,546,702)
                                                              ===========

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of wash sales.

NOTE 11. CHANGE OF AUDITORS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Board of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending July 31, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy resigned as independent auditors to the Fund. McCurdy's reports on the Fund's financial statements for the fiscal years ended July 31, 2003 and 2002 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the two-year period ended July 31, 2003 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------



To The Shareholders and
Board of Trustees
Polynous Growth Fund:
(One in the series of AmeriPrime Advisors Trust)

We have audited the accompanying statement of assets and liabilities of Polynous Growth Fund, including the schedule of portfolio investments, as of July 31, 2004, and the related statement of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2003 and financial highlights for each of the four years in the period then ended were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of July 31, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2004 financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Polynous Growth Fund as of July 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Cohen McCurdy, Ltd.

Cohen McCurdy, Ltd.
Westlake, Ohio
September 23, 2004

                        TRUSTEE AND OFFICERS (UNAUDITED)
INDEPENDENT TRUSTEES

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND OTHER
COMPLEX,** TERM OF POSITION WITH TRUST                DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Trustee, 1995 to present                              Advisors Trust  since July 2002 and Unified Series Trust since
                                                      December 2002. Trustee of CCMI Funds since June 2003.  Trustee of Access Variable Insurance Trust, since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Advisors
Trustee, December 2002 to present                     Trust since November 2002 and Unified Series Trust since
                                                      December 2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President, 2004 to present, Vice President and General
                                                      Manager, 1990 to 2003, International Crankshaft Inc., an
Trustee, December 2002 to present                     automotive equipment manufacturing company; Trustee, The
                                                      Unified Funds, from 1994 to 2002; Trustee, Firstar Select
                                                      Funds, a REIT mutual fund, from 1997 to 2000. Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and Unified
                                                      Series Trust since December 2002.  Trustee of CCMI Funds since
                                                      June 2003.
----------------------------------------------------- ----------------------------------------------------------------

INTERESTED TRUSTEES AND PRINCIPAL OFFICERS
--------------------------------------------------- ------------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
FUND COMPLEX,** TERM OF POSITION WITH TRUST         AND OTHER DIRECTORSHIPS
--------------------------------------------------- ------------------------------------------------------------------
Timothy L. Ashburn (1950)***                        Employed by Unified Financial Services, Inc., Chairman of
1104 Buttonwood Court                               Unified Financial Services, Inc. 1989 to 2004, Chief Executive
Lexington, KY  40515                                Officer from 1989 to 1992 and 1994 to April 2002, and President from November 1997 to April 2000. Trustee of AmeriPrime Advisors
Chairman, December 2002 to present                  Trust since November 2002 and Unified Series Trust since October
President,  December 2002 to July 2004              2002. Trustee of CCMI Funds since June 2003.
Asst. Secretary, December 2003 to present
Secretary, June 2003 to December 2003
--------------------------------------------------- ------------------------------------------------------------------
Ronald C. Tritschler (1952)****                     Chief Executive Officer, Director and legal counsel of The Webb
                                                    Companies, a national real estate company, from 2001 to present;
Trustee, December 2002 to present                   Executive Vice President and Director of The Webb Companies from
                                                    1990 to 2000; Director, First State Financial, from 1998 to present; Director, Vice President and legal counsel for The
                                                    Traxx Companies, an owner and operator of convenience stores, from 1989 to present. Trustee of AmeriPrime Advisors Trust since
                                                    November 2002, Ameriprime Funds since July 2002, and Unified
                                                    Series Trust since December 2002.  Trustee of CCMI Funds since
                                                    June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Anthony J. Ghoston (1959)                           Executive Vice President of Unified Fund Services, Inc. since
                                                    June 2004; Senior Vice President of Unified Fund Services, Inc.
President, July 2004 to present                     April 2003 to June 2004; Senior Vice President and Chief
                                                    Information Officer of Unified Financial Services since 1997.
--------------------------------------------------- ------------------------------------------------------------------
Thomas G. Napurano (1941)                           Chief Financial Officer and Executive Vice President of Unified
                                                    Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, October      administrator and Distributor; Director, Unified Financial
2002 to present                                     Services, Inc., from 1989 to March 2002.  CFO of  AmeriPrime
                                                    Advisors Trust since October 2002 and Unified Series Trust since
                                                    December 2002.  CFO of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Carol Highsmith (1964)                              Employed by Unified Fund Services, Inc. (November 1994 to
                                                    present). Secretary of AmeriPrime Advisors Trust, Unified Series
Secretary, December 2003 to present                 Trust, and CCMI Funds  since December 2003.
Asst. Secretary, June 2003 to December 2003
--------------------------------------------------- ------------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN 46204, except as noted for Tim Ashburn
** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex consists of 29 series.
*** Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.
**** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

The Funds Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (800) 924-3863 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12-month period ended June 30, 2004 are available without charge upon request by (1) calling the Fund at (800) 924-3863 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.
                                -----------

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Timothy L. Ashburn, Assistant Secretary
Carol J. Highsmith, Secretary

INVESTMENT ADVISOR
Polynous Capital Management, Inc.
One Pine Street, Suite 2208
San Francisco, CA 94111

DISTRIBUTOR
Polynous Securities, LLC
One Pine Street, Suite 2208
San Francisco, CA 94111

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
826 Westpoint Pkwy, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine  LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204



This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Polynous Securities, LLC
Member NASD/SIPC

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3)  Compliance with applicable governmental laws, rules, and regulations;
     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)  Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      AUDIT FEES
         -----------

         FY 2003           $ 11,506
         FY 2004           $  9,468


(b)      AUDIT-RELATED FEES
         ------------------

                        Registrant
                        ----------

         FY 2003           $ 635
         FY 2004           $ 0
         Nature of the fees:  consent for post-effective filing

(c)      TAX FEES
         --------

                         Registrant
                         ----------

         FY 2003           $ 650
         FY 2004           $ 0
         Nature of the fees:  preparation of 1120 RIC


(d)      ALL OTHER FEES
         --------------

                        Registrant
                        ----------

         FY 2003           $ 0
         FY 2004           $ 0
         Nature of the fees:

(e)      (1)      AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                  ---------------------------------------

               The audit  committee  has not adopted  pre-approval  policies and
               procedures   described  in  paragraph  (c)(7)  of  Rule  2-01  of
               Regulation S-X.

         (2)      PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
                  -------------------------------------------------------

                                          Registrant
                                          ----------

                  Audit-Related Fees:       0%
                  Tax Fees:                 0%
                  All Other Fees:           0%

               None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.



(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                        Registrant
                        ----------

         FY 2003           $ 1,285
         FY 2004           $ 0

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)   Code is filed herewith.- Annual

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameriprime Advisors Trust
             -------------------------

By *     /s/  Anthony Ghoston, President
         -------------------------------

         October 12, 2004
Date     ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By *
     /s/  Anthony Ghoston, President
     -------------------------------

     October 12, 2004
Date --------------------------

     /s/ Thomas Napurano
By * ----------------------------------------------------------
      Thomas Napurano, Chief Financial Officer and Treasurer

     October 12, 2004
Date ---------------------------